Note 6 - Related Party and Party-In-Interest Transactions (Tables)	12 Months Ended
Dec. 31, 2025
EBP 95-3520374 001 [Member]
Notes Tables
EBP, Related Party and Party-in-Interest Transactions [Table Text Block]
	December 31,
	2025	2024

Number of shares	101,049	97,884
Fair value, based on quoted market values	$4,515,881	$4,626,028